Capital Group Short Duration Income ETF
Investment portfolio
March 31, 2024
unaudited
Bonds, notes & other debt instruments 98.93% Corporate bonds, notes & loans 42.95% Financials 16.32%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 1.75% 10/29/2024	USD995	$972
AerCap Ireland Capital DAC 5.75% 6/6/2028	150	152
American Express Co. 3.375% 5/3/2024	410	409
American Express Co. 2.50% 7/30/2024	1,050	1,039
American Express Co. 2.25% 3/4/2025	825	802
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[1]	569	577
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[1]	400	400
Aon Global, Ltd. 3.875% 12/15/2025	443	433
Aon North America, Inc. 5.125% 3/1/2027	600	604
Aon North America, Inc. 5.15% 3/1/2029	375	377
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[1]	742	740
Bank of America Corp. 0.981% 9/25/2025 (USD-SOFR + 0.91% on 9/25/2024)[1]	4,024	3,931
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	1,782	1,694
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	350	347
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	650	651
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[1]	257	264
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	705	697
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[1]	146	146
BlackRock Funding, Inc. 4.70% 3/14/2029	175	175
BNP Paribas SA 3.375% 1/9/2025[2]	355	349
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[1,2]	300	301
BPCE SA 1.625% 1/14/2025[2]	650	631
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[1,2]	1,000	1,022
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[1,2]	600	613
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	100	102
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	215	215
Capital One Financial Corp. 3.20% 2/5/2025	470	460
Capital One Financial Corp. 4.25% 4/30/2025	1,255	1,238
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[1]	213	215
Charles Schwab Corp. (The) 5.875% 8/24/2026	225	229
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]	115	117
Citibank, NA 5.803% 9/29/2028	1,500	1,554
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	3,125	3,111
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	575	559
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[1]	350	348
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	300	300
Corebridge Financial, Inc. 3.50% 4/4/2025	638	625
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[1]	400	418
Global Payments, Inc. 2.65% 2/15/2025	875	853
Goldman Sachs Group, Inc. 5.70% 11/1/2024	2,115	2,116
Goldman Sachs Group, Inc. 3.50% 4/1/2025	2,251	2,209
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[1]	425	447
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[1]	1,750	1,766
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]	425	437
HSBC USA, Inc. 5.625% 3/17/2025	1,132	1,134
Capital Group Short Duration Income ETF — Page 1 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD125	$121
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[1]	2,475	2,454
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	3,530	3,433
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[1]	2,622	2,583
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[1]	450	449
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[1]	250	252
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[1]	400	416
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	850	846
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[1]	600	606
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[1]	225	225
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[1]	1,500	1,486
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	3,044	2,964
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[1]	475	479
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[1]	305	320
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[1]	325	325
Morgan Stanley, Series F, 3.875% 4/29/2024	325	325
Nasdaq, Inc. 5.65% 6/28/2025	1,025	1,029
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[1]	450	452
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[1]	788	788
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[1]	650	644
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[1]	860	886
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	108	109
PRICOA Global Funding I 1.15% 12/6/2024[2]	1,088	1,057
Royal Bank of Canada 5.66% 10/25/2024	310	310
Royal Bank of Canada 4.875% 1/12/2026	530	528
Sumitomo Mitsui Financial Group, Inc. 5.716% 9/14/2028	475	489
Toronto-Dominion Bank (The) 0.75% 9/11/2025	875	822
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]	1,180	1,196
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[1]	32	32
U.S. Bancorp 1.45% 5/12/2025	1,133	1,087
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[1]	300	301
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,2]	350	361
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	200	200
Wells Fargo & Co. 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[1]	430	427
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	1,260	1,236
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	150	148
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[1]	550	557
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[1]	750	781
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[1]	325	324
Wells Fargo Bank, N.A. 5.45% 8/7/2026	800	806
Willis North America, Inc. 3.60% 5/15/2024	914	911
		68,544
Utilities 5.38%
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	254
CenterPoint Energy, Inc. 5.25% 8/10/2026	425	426
Consumers Energy Co. 4.90% 2/15/2029	300	301
DTE Energy Co. 5.10% 3/1/2029	350	349
Capital Group Short Duration Income ETF — Page 2 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 5.00% 12/8/2025	USD730	$728
Edison International 4.70% 8/15/2025	3,499	3,457
Edison International 5.25% 11/15/2028	275	274
Entergy Louisiana, LLC 0.95% 10/1/2024	1,480	1,447
Eversource Energy 5.95% 2/1/2029	275	284
Florida Power & Light Co. 3.25% 6/1/2024	125	125
Florida Power & Light Co. 5.05% 4/1/2028	200	202
Georgia Power Co. 5.004% 2/23/2027	580	581
Georgia Power Co. 4.65% 5/16/2028	400	396
Jersey Central Power & Light Co. 4.70% 4/1/2024[2]	835	835
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	3,017	2,950
NiSource, Inc. 0.95% 8/15/2025	240	226
Oncor Electric Delivery Co., LLC 2.75% 6/1/2024	855	851
Pacific Gas and Electric Co. 3.45% 7/1/2025	4,042	3,933
Pacific Gas and Electric Co. 6.10% 1/15/2029	532	549
Pacific Gas and Electric Co. 5.55% 5/15/2029	445	449
PacifiCorp 5.10% 2/15/2029	375	378
PacifiCorp 5.30% 2/15/2031	247	248
Public Service Electric and Gas Co. 3.00% 5/15/2025	472	461
Southern California Edison Co. 4.20% 6/1/2025	1,297	1,280
Southern California Edison Co. 4.90% 6/1/2026	200	199
Southern California Edison Co. 4.875% 2/1/2027	340	339
Southern California Edison Co. 5.85% 11/1/2027	105	108
Southwestern Public Service Co. 3.30% 6/15/2024	130	129
Virginia Electric & Power 3.10% 5/15/2025	530	517
WEC Energy Group, Inc. 5.60% 9/12/2026	325	329
		22,605
Health care 5.07%
AbbVie, Inc. 2.60% 11/21/2024	1,130	1,110
AbbVie, Inc. 4.80% 3/15/2027	875	876
AbbVie, Inc. 4.80% 3/15/2029	825	827
Amgen, Inc. 3.625% 5/22/2024	65	65
Amgen, Inc. 1.90% 2/21/2025	1,055	1,022
Amgen, Inc. 5.507% 3/2/2026	885	884
Amgen, Inc. 5.15% 3/2/2028	658	663
AstraZeneca Finance, LLC 0.70% 5/28/2024	70	69
AstraZeneca Finance, LLC 4.85% 2/26/2029	450	452
Baxter International, Inc. 1.322% 11/29/2024	2,527	2,455
Becton, Dickinson and Co. 3.363% 6/6/2024	290	289
Becton, Dickinson and Co. 3.734% 12/15/2024	420	415
Becton, Dickinson and Co. 4.874% 2/8/2029	315	313
Boston Scientific Corp. 1.90% 6/1/2025	505	485
Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,000	2,005
Bristol-Myers Squibb Co. 4.90% 2/22/2029	900	904
CVS Health Corp. 2.625% 8/15/2024	350	346
CVS Health Corp. 5.00% 2/20/2026	950	947
CVS Health Corp. 5.00% 1/30/2029	210	211
Elevance Health, Inc. 3.35% 12/1/2024	245	242
Elevance Health, Inc. 2.375% 1/15/2025	841	821
GE HealthCare Technologies, Inc. 5.55% 11/15/2024	380	380
Gilead Sciences, Inc. 3.70% 4/1/2024	560	560
HCA, Inc. 5.375% 2/1/2025	1,710	1,705
HCA, Inc. 5.20% 6/1/2028	120	120
Capital Group Short Duration Income ETF — Page 3 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 3.85% 10/1/2024	USD1,080	$1,070
Laboratory Corporation of America Holdings 3.60% 2/1/2025	755	742
Novartis Capital Corp. 3.40% 5/6/2024	330	329
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	600	594
Thermo Fisher Scientific, Inc. 1.215% 10/18/2024	400	391
		21,292
Industrials 3.20%
BAE Systems PLC 5.125% 3/26/2029[2]	200	201
Boeing Co. 4.875% 5/1/2025	3,765	3,724
Boeing Co. 2.196% 2/4/2026	1,660	1,555
Burlington Northern Santa Fe, LLC 3.40% 9/1/2024	225	223
Canadian Pacific Railway Co. 1.35% 12/2/2024	1,103	1,073
Carrier Global Corp. 2.242% 2/15/2025	1,210	1,174
Carrier Global Corp. 5.80% 11/30/2025	800	805
CSX Corp. 3.40% 8/1/2024	632	627
Eaton Corp. 6.50% 6/1/2025	65	66
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	263
L3Harris Technologies, Inc. 5.40% 1/15/2027	350	353
Lockheed Martin Corp. 4.95% 10/15/2025	440	440
Lockheed Martin Corp. 4.50% 2/15/2029	320	317
Northrop Grumman Corp. 2.93% 1/15/2025	1,140	1,119
RTX Corp. 3.95% 8/16/2025	500	492
RTX Corp. 5.75% 11/8/2026	700	711
RTX Corp. 5.75% 1/15/2029	300	310
		13,453
Consumer discretionary 2.47%
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[2]	150	150
Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,415	2,394
Ford Motor Credit Co., LLC 6.95% 6/10/2026	675	690
Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	313
Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	352
General Motors Financial Co., Inc. 1.20% 10/15/2024	1,156	1,129
General Motors Financial Co., Inc. 2.75% 6/20/2025	1,060	1,025
General Motors Financial Co., Inc. 5.40% 4/6/2026	300	300
Hyundai Capital America 1.80% 10/15/2025[2]	990	936
Hyundai Capital America 5.50% 3/30/2026[2]	550	551
Hyundai Capital America 5.30% 3/19/2027[2]	525	525
Hyundai Capital America 6.10% 9/21/2028[2]	275	283
Hyundai Capital America 6.50% 1/16/2029[2]	53	56
Marriott International, Inc. 3.60% 4/15/2024	770	769
Marriott International, Inc. 5.55% 10/15/2028	250	255
Marriott International, Inc. 4.875% 5/15/2029	350	347
Toyota Motor Credit Corp. 0.50% 6/18/2024	325	321
		10,396
Consumer staples 2.45%
Altria Group, Inc. 2.35% 5/6/2025	1,275	1,234
Anheuser-Busch Companies, LLC 3.65% 2/1/2026	246	241
BAT Capital Corp. 3.222% 8/15/2024	1,140	1,129
BAT International Finance PLC 5.931% 2/2/2029	300	308
Campbell Soup Co. 5.20% 3/19/2027	425	426
Campbell Soup Co. 5.20% 3/21/2029	135	136
Capital Group Short Duration Income ETF — Page 4 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 4.30% 5/1/2024	USD1,430	$1,428
Constellation Brands, Inc. 5.00% 2/2/2026	300	298
Constellation Brands, Inc. 4.35% 5/9/2027	290	284
Constellation Brands, Inc. 4.80% 1/15/2029	300	298
J. M. Smucker Co. (The) 5.90% 11/15/2028	289	300
Philip Morris International, Inc. 2.875% 5/1/2024	40	40
Philip Morris International, Inc. 5.125% 11/15/2024	370	369
Philip Morris International, Inc. 5.00% 11/17/2025	465	464
Philip Morris International, Inc. 4.875% 2/13/2026	475	474
Philip Morris International, Inc. 4.75% 2/12/2027	550	547
Philip Morris International, Inc. 5.25% 9/7/2028	250	253
Philip Morris International, Inc. 4.875% 2/13/2029	350	348
Reynolds American, Inc. 4.45% 6/12/2025	1,735	1,712
		10,289
Energy 2.12%
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	530	530
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,011	968
Chevron USA, Inc. 0.687% 8/12/2025	400	378
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[2]	350	358
Continental Resources, Inc. 3.80% 6/1/2024	70	70
Enbridge, Inc. 5.90% 11/15/2026	450	458
Enbridge, Inc. 6.00% 11/15/2028	300	312
Energy Transfer, LP 3.90% 5/15/2024	970	968
Energy Transfer, LP 6.10% 12/1/2028	438	454
EQT Corp. 6.125% 2/1/2025[1]	732	733
Exxon Mobil Corp. 2.002% 8/16/2024	130	128
Exxon Mobil Corp. 2.992% 3/19/2025	485	475
Kinder Morgan, Inc. 5.00% 2/1/2029	319	318
MPLX, LP 4.875% 12/1/2024	636	633
ONEOK, Inc. 2.75% 9/1/2024	165	163
ONEOK, Inc. 5.55% 11/1/2026	490	495
ONEOK, Inc. 5.65% 11/1/2028	620	634
Shell International Finance BV 3.25% 5/11/2025	515	505
TotalEnergies Capital International SA 3.75% 4/10/2024	45	45
Williams Companies, Inc. 5.30% 8/15/2028	275	277
		8,902
Communication services 2.09%
Charter Communications Operating, LLC 4.908% 7/23/2025	2,455	2,426
Charter Communications Operating, LLC 6.15% 11/10/2026	1,065	1,074
Comcast Corp. 5.25% 11/7/2025	210	211
Netflix, Inc. 5.875% 2/15/2025	1,515	1,521
T-Mobile USA, Inc. 3.50% 4/15/2025	1,370	1,343
T-Mobile USA, Inc. 4.80% 7/15/2028	175	174
T-Mobile USA, Inc. 4.85% 1/15/2029	300	298
Verizon Communications, Inc. 3.50% 11/1/2024	195	192
Verizon Communications, Inc. 3.376% 2/15/2025	572	562
WarnerMedia Holdings, Inc. 3.788% 3/15/2025	990	972
		8,773
Capital Group Short Duration Income ETF — Page 5 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.77%	Principal amount (000)	Value (000)
Apple, Inc. 0.55% 8/20/2025	USD495	$466
Broadcom Corp. 3.125% 1/15/2025	245	240
Broadcom, Inc. 3.625% 10/15/2024	222	220
Broadcom, Inc. 3.15% 11/15/2025	1,410	1,365
Cisco Systems, Inc. 4.80% 2/26/2027	575	576
Cisco Systems, Inc. 4.85% 2/26/2029	230	232
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	939	940
Microchip Technology, Inc. 5.05% 3/15/2029	350	350
Oracle Corp. 3.40% 7/8/2024	978	972
Oracle Corp. 2.50% 4/1/2025	1,920	1,863
Texas Instruments, Inc. 4.60% 2/8/2029	190	190
		7,414
Real estate 1.12%
COPT Defense Properties, LP 2.25% 3/15/2026	415	391
Equinix, Inc. 2.625% 11/18/2024	1,910	1,872
Equinix, Inc. 1.00% 9/15/2025	1,049	981
Scentre Group Trust 1 3.50% 2/12/2025[2]	640	628
VICI Properties, LP 4.625% 6/15/2025[2]	855	843
		4,715
Materials 0.96%
Anglo American Capital PLC 3.625% 9/11/2024[2]	1,035	1,023
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	375	374
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	253
Celanese US Holdings, LLC 6.35% 11/15/2028	436	452
Dow Chemical Co. (The) 4.55% 11/30/2025	65	64
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	1,306	1,223
LYB International Finance III, LLC 1.25% 10/1/2025	220	207
Nutrien, Ltd. 5.95% 11/7/2025	29	29
Sherwin-Williams Co. 4.05% 8/8/2024	395	393
		4,018
Total corporate bonds, notes & loans		180,401
Mortgage-backed obligations 31.07% Collateralized mortgage-backed obligations (privately originated) 11.92%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[2,3,4]	93	89
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[2,3,4]	414	390
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,3]	327	304
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,4]	86	83
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[2,3,4]	601	589
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3,4]	63	63
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,2,3]	1,193	1,193
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.035% 5/25/2024[3,4]	1,473	1,476
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.335% 11/25/2024[3,4]	162	165
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.735% 2/25/2025[3,4]	520	532
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.435% 9/25/2028[3,4]	109	113
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[2,3,4]	1,326	1,362
Capital Group Short Duration Income ETF — Page 6 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.22% 6/25/2043[2,3,4]	USD453	$459
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.02% 7/25/2043[2,3,4]	489	494
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.37% 1/25/2044[2,3,4]	1,492	1,493
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.02% 1/25/2044[2,3,4]	995	1,003
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.42% 2/25/2044[2,3,4]	1,088	1,089
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.82% 2/25/2044[2,3,4]	593	598
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.735% 10/25/2027[3,4]	41	41
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.135% 4/25/2028[3,4]	70	73
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.985% 7/25/2028[3,4]	209	222
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.435% 12/25/2028[3,4]	164	174
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.52% 5/25/2042[2,3,4]	182	186
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.27% 6/25/2042[2,3,4]	693	711
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.67% 2/25/2044[2,3,4]	1,608	1,615
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.135% 1/25/2050[2,3,4]	278	279
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.285% 2/25/2050[2,3,4]	175	177
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,3]	2,044	1,936
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,3]	553	562
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]	1,777	1,762
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,2,3]	1,257	1,263
Legacy Mortgage Asset Trust, Series 2020-GS2, Class A1, 6.75% 3/25/2060[2,3,4]	1,923	1,924
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,3]	1,083	1,087
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3,4]	328	311
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[2,3,4]	148	142
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[2,3,4]	699	659
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3,4]	256	239
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[2,3,4]	621	571
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.344% 5/25/2055[2,3,4]	1,300	1,301
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.529% 3/25/2053[2,3,4]	1,227	1,184
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,3]	875	878
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,3]	564	564
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,3]	615	616
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	1,399	1,409
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.521% 4/25/2053[2,3,4]	2,757	2,662
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,3]	1,877	1,880
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[2,3]	2,249	2,082
Capital Group Short Duration Income ETF — Page 7 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[2,3]	USD1,960	$1,797
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,3]	492	463
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[2,3]	1,154	1,064
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[2,3,4]	79	78
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[2,3,4]	450	435
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[2,3,4]	5	5
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[2,3,4]	300	294
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.518% 4/25/2057[2,3,4]	617	598
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3,4]	212	209
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3,4]	491	475
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[2,3,4]	405	394
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[2,3,4]	501	478
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.72% 12/25/2058[2,3,4]	505	480
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,3]	1,123	1,061
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[2,3]	793	782
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,3]	609	606
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,2,3]	268	268
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,3]	820	823
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,2,3]	1,744	1,745
		50,060
Federal agency mortgage-backed obligations 9.58%
Fannie Mae Pool #MA5139 6.00% 9/1/2053[3]	12,311	12,425
Uniform Mortgage-Backed Security 5.00% 4/1/2054[3,5]	15,000	14,637
Uniform Mortgage-Backed Security 5.50% 4/1/2054[3,5]	3,000	2,985
Uniform Mortgage-Backed Security 6.50% 4/1/2054[3,5]	10,000	10,218
		40,265
Commercial mortgage-backed securities 9.57%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[2,3]	2,477	2,249
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	260	252
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[3]	819	778
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[3]	1,127	1,068
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]	414	373
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,3]	1,000	963
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.244% 3/15/2037[2,3,4]	241	232
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[3,4]	305	286
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[3]	410	390
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[3,4]	800	747
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.667% 3/15/2041[2,3,4]	1,046	1,048
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,4]	561	578
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.095% 5/15/2039[2,3,4]	500	501
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.223% 4/15/2037[2,3,4]	1,000	1,006
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.714% 4/15/2029[2,3,4]	2,190	2,193
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.39% 9/15/2036[2,3,4]	189	187
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.29% 11/15/2038[2,3,4]	492	488
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.315% 2/15/2039[2,3,4]	483	479
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.776% 8/15/2039[2,3,4]	174	176
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.022% 8/15/2039[2,3,4]	174	176
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[2,3]	887	825
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[2,3,4]	750	779
Capital Group Short Duration Income ETF — Page 8 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[2,3,4]	USD361	$368
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]	850	843
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635% 10/10/2047[3]	325	321
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[3]	270	257
Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051% 4/10/2047[3]	290	289
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	500	493
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[3]	445	436
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[2,3]	2,490	2,549
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[2,3,4]	457	457
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[2,3,4]	457	458
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	1,216	1,235
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,3]	995	972
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,3]	808	839
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.36% 7/15/2025[2,3,4]	457	456
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	1,257	1,244
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.814% 8/15/2039[3,4]	200	201
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 7.19% 10/15/2038[2,3,4]	250	250
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,3]	857	762
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]	636	632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[3,4]	592	583
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	200	195
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[3]	500	484
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,4]	500	473
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[3]	305	297
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[3]	550	520
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.32% 11/25/2053[2,3,4]	207	211
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.59% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,3]	1,000	974
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.94% 5/15/2038[2,3,4]	362	345
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[3]	872	832
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.325% 1/15/2039[2,3,4]	500	497
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[3]	755	737
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3,4]	500	484
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,4]	500	485
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]	260	258
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3]	1,565	1,515
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[3]	541	518
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	852	838
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]	647	641
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[2,3,4]	206	207
Capital Group Short Duration Income ETF — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[2,3,4]	USD173	$173
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[2,3,4]	100	99
		40,202
Total mortgage-backed obligations		130,527
Asset-backed obligations 23.95%
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[2,3]	1	1
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,3]	221	218
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,3]	597	601
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[2,3]	457	464
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[2,3]	282	283
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,3]	1,046	1,044
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 7/25/2036[2,3,4]	464	469
Ally Auto Receivables Trust, Series 2023, Class A2, 6.15% 1/17/2034[2,3]	476	477
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[2,3]	219	219
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[2,3]	920	917
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.685% 5/26/2031[2,3,4]	168	168
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	350	331
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,3]	118	120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,3]	500	500
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[2,3]	779	778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[2,3]	290	292
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027[2,3]	1,000	1,002
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[2,3]	396	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,3]	259	263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[2,3]	700	705
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[2,3,4]	1,250	1,249
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,3]	521	497
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 7/20/2035[2,3,4]	494	498
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[2,3]	806	807
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[3]	623	622
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[3]	251	251
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[3]	370	370
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[2,3]	420	422
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[2,3]	206	207
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,3]	1,349	1,262
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,3]	1,079	977
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[2,3]	465	468
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[2,3]	572	578
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[2,3]	680	690
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,3]	389	351
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[2,3]	1,096	979
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,3]	154	154
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[2,3]	656	654
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[2,3]	918	921
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[2,3]	139	139
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[2,3]	933	928
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[2,3]	465	469
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[2,3]	118	118
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[2,3]	100	100
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[3]	751	751
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[3]	407	406
Capital Group Short Duration Income ETF — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[3]	USD723	$725
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,3]	55	55
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,3]	920	887
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[2,3]	1,063	1,059
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.556% 4/15/2028[2,3,4]	237	237
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.676% 1/15/2031[2,3,4]	244	244
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.579% 5/15/2031[2,3,4]	284	284
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[2,3,4]	1,000	1,004
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[2,3]	380	380
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[3]	107	106
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[3]	183	183
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	77	77
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]	307	308
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[3]	797	802
Exeter Automobile Receivables Trust, Series 2023-1, Class C, 5.82% 2/15/2028[3]	1,000	999
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	193	194
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[3]	514	513
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[3]	797	808
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[3]	240	243
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[3]	355	354
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[3]	574	574
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	592	590
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	668	677
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,3]	496	482
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[2,3]	76	76
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[2,3]	141	141
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[2,3]	399	400
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[3]	806	805
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[3]	175	174
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,3]	416	385
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,3]	940	846
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[2,3]	1,000	1,003
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[2,3]	1,000	1,001
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[2,3]	151	152
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[2,3]	1,303	1,304
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[2,3]	837	838
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[2,3]	773	799
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98% 12/11/2036[2,3]	1,542	1,551
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[3]	441	440
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[3]	624	624
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[2,3]	1,528	1,536
GoldenTree Loan Opportunities X, Ltd., CLO, Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.699% 7/20/2031[2,3,4]	664	665
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[2,3,4]	102	102
Golub Capital Partners Static Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.852% 4/20/2033[2,3,4]	1,496	1,496
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.681% 7/28/2031[2,3,4]	383	384
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.439% 7/20/2031[2,3,4]	209	209
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,3]	350	338
Capital Group Short Duration Income ETF — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[2,3]	USD1,000	$1,002
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[2,3]	250	254
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[2,3]	250	230
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[2,3]	960	956
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[2,3]	267	266
Jamestown CLO Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.98% 4/20/2032[2,3,4]	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.53% 4/20/2032[2,3,4]	1,823	1,823
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.18% 4/20/2032[2,3,4]	957	957
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[3]	923	924
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.168% 7/20/2035[2,3,4]	797	799
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,3]	400	400
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[2,3]	273	275
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[2,3]	353	352
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[2,3]	318	320
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[2,3]	721	728
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[2,3]	608	618
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[2,3]	367	366
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[2,3]	444	444
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.656% 7/16/2031[2,3,4]	665	665
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.711% 4/19/2034[2,3,4]	300	301
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 8.018% 1/20/2033[2,3,4]	429	429
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 5.57% 4/16/2029[3]	1,500	1,495
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 5.54% 7/15/2031[3]	857	856
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.49% 10/18/2029[2,3,4]	461	461
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[2,3,4]	171	172
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.379% 7/20/2029[2,3,4]	567	568
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.069% 7/24/2031[2,3,4]	555	555
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.619% 7/24/2031[2,3,4]	889	889
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.578% 10/17/2031[2,3,4]	224	224
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,3]	2,000	2,023
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,3]	610	611
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,3]	412	412
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.80% 5/15/2028[2,3]	353	354
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.18% 2/15/2030[2,3]	422	425
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]	107	107
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[3]	296	292
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	84	84
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	33	33
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[3]	105	105
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]	351	356
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[3]	558	557
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[3]	124	124
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.869% 11/15/2052[2,3,4]	257	259
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.559% 10/20/2030[2,3,4]	316	316
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.71% 4/18/2031[2,3,4]	292	292
Capital Group Short Duration Income ETF — Page 12 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[2,3,4]	USD2,000	$2,000
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.479% 12/28/2029[2,3,4]	191	192
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.623% 10/20/2031[2,3,4]	193	193
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 8/16/2027[2,3,4]	500	500
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]	884	893
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]	498	506
Synchrony Card Issuance Trust, Series 2024-A1, Class A, 5.04% 3/15/2030[3]	1,449	1,450
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,3]	993	904
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.779% 7/20/2031[2,3,4]	226	226
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[2,3]	870	769
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,3]	610	547
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[2,3]	1,048	912
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[3]	1,283	1,279
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[3]	659	658
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[2,3,4]	800	800
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.693% 4/25/2033[2,3,4]	250	250
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 7.323% 4/25/2033[2,3,4]	1,000	1,000
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,3]	1,054	945
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[2,3]	270	272
TSTAT 2022-1, Ltd., Series 2022-1, Class A2R, (3-month USD CME Term SOFR + 1.90%) 7.218% 7/20/2031[2,3,4]	468	468
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.668% 7/20/2031[2,3,4]	500	500
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.168% 7/20/2031[2,3,4]	500	500
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.948% 10/20/2034[2,3,4]	1,000	1,003
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[2,3]	652	653
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[2,3]	619	620
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[2,3]	217	217
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.728% 1/17/2031[2,3,4]	187	187
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,3]	135	135
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[2,3]	416	416
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[2,3]	748	748
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[2,3]	212	212
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[2,3]	412	412
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[2,3]	597	601
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[2,3]	523	524
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[2,3]	703	706
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[2,3]	536	537
Wind River CLO Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.498% 10/20/2030[2,3,4]	2,000	2,000
		100,588
U.S. Treasury bonds & notes 0.60% U.S. Treasury 0.60%
U.S. Treasury 4.375% 8/15/2026[6]	1,000	996
U.S. Treasury 4.625% 11/15/2026	250	251
U.S. Treasury 4.125% 2/15/2027	500	496
U.S. Treasury 4.25% 3/15/2027	775	772
		2,515
Capital Group Short Duration Income ETF — Page 13 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.36%	Principal amount (000)	Value (000)
Chile (Republic of) 4.85% 1/22/2029	USD530	$526
United Mexican States 5.00% 5/7/2029	1,000	989
		1,515
Total bonds, notes & other debt instruments (cost: $413,198,000)		415,546
Short-term securities 8.67% Money market investments 8.67%	Shares
Capital Group Central Cash Fund 5.37%[7,8]	364,041	36,389
Total short-term securities (cost: $36,402,000)		36,389
Total investment securities 107.60% (cost $449,600,000)		451,935
Other assets less liabilities (7.60)%		(31,904)
Net assets 100.00%		$420,031
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	437	6/28/2024	USD89,360	$(78)
5 Year U.S. Treasury Note Futures	Short	137	6/28/2024	(14,661)	(4)
30 Year U.S. Treasury Bond Futures	Short	25	6/18/2024	(3,011)	(47)
					$(129)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.74674%	Annual	SOFR	Annual	11/9/2025	USD37,100	$(83)		$—	$(83)
4.7575%	Annual	SOFR	Annual	11/9/2025	52,700	(107)		—	(107)
4.75908%	Annual	SOFR	Annual	11/9/2025	58,500	(118)		—	(118)
SOFR	Annual	4.1195%	Annual	11/16/2033	34,900	(596)		—	(596)
						$(904)		$—	$(904)
Capital Group Short Duration Income ETF — Page 14 of 18

unaudited
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 8.66%
Money market investments 8.66%
Capital Group Central Cash Fund 5.37%[7]	$30,363	$69,397	$63,359	$(1)	$(11)	$36,389	$441
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $162,869,000, which represented 38.78% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $676,000, which represented .16% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 3/31/2024.
[8]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Short Duration Income ETF — Page 15 of 18

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $183,200,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Short Duration Income ETF — Page 16 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$180,401	$—	$180,401
Mortgage-backed obligations	—	130,527	—	130,527
Asset-backed obligations	—	100,588	—	100,588
U.S. Treasury bonds & notes	—	2,515	—	2,515
Bonds & notes of governments & government agencies outside the U.S.	—	1,515	—	1,515
Short-term securities	36,389	—	—	36,389
Total	$36,389	$415,546	$—	$451,935
	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(129)	$—	$—	$(129)
Unrealized depreciation on centrally cleared interest rate swaps	—	(904)	—	(904)
Total	$(129)	$(904)	$—	$(1,033)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company

SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Capital Group Short Duration Income ETF — Page 17 of 18

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP1-307-0524O-S96512	Capital Group Short Duration Income ETF — Page 18 of 18